Equity instruments (Tables) - Equity instruments.	12 Months Ended
Dec. 31, 2017
Financial assets
Schedule of financial assets

	12/31/2016	12/31/2017

Classification:
Financial assets held for trading	1,822	2,562
Available-for-sale financial assets	326	795
Of which:
Before allowance for impairment losses	326	795
Allowance for impairment losses	—	—
	2,148	3,357
Type:
Shares of Mexican companies	2,148	3,357
Shares of foreign companies	—	—
	2,148	3,357

Financial assets available for sale
Financial assets
Schedule of changes in financial instruments

	2015	2016	2017

Beginning balance	311	348	326
Transfer to non-current assets held for sale	—	—	—
Net additions/(disposals)	41	30	472
Valuation adjustments	(4)	(52)	(3)
Amounts reclassified to consolidated income statement	—	—	—
Balance at year-end	348	326	795